UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment  [   ]; Amendment Number:  ____
    This Amendment  (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Atlantic Capital Management, LLC
Address:      901 E. Byrd Street, Suite 1100
         Richmond, VA  23219

Form 13F File Number:  28-7150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager;

Name:         M. Bagley Reid
Title:        President
Phone:        (804) 915-4501

Signature, Place, and Date of Signing:

M. Bagley Reid               Richmond, Virginia       February 14, 2000
[Signature]      [City, State]       [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[     ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:          100

Form 13F Information Table Value Total:          $376,896,000


List of Other Included Managers:

NONE

                                                                  FORM 13F
INFORMATION TABLE
                               VALUE   SHARES/  SH/ INVSTMT    OTHER
VOTING AUTHORITY
NAME OF ISSUER CLASS CUSIP   (x$1000) PRN AMT  PRN  DSCRETN   MANAGERS     SOLE
   SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
A T & T         COM 001957109      434  8550.00 SH SOLE  3600.00    4950.00
AHL Services    COM 001296102     2941 140897.00SH SOLE124922.00   15975.00
Abercrombie     COM 002896207      499 18711.00 SH SOLE 12231.00    6480.00
American Eagle  COM 02553E106      550 12225.00 SH SOLE  8200.00    4025.00
Answerthink     COM 036916104     7365 215025.00SH SOLE172900.00   42125.00
Apache Corp     COM 037411105      868 23500.00 SH SOLE 15725.00    7775.00
Applied Micro   COM 03822W109     1807 14200.00 SH SOLE  9850.00    4350.00
Aspect Dev      COM 045234101    14097 205800.00SH SOLE167850.00   37950.00
Atlantic Coast  COM 048396105     4522 190385.00SH SOLE159485.00   30900.00
B.J. Services CoCOM 055482103      935 22350.00 SH SOLE 14850.00    7500.00
BB&T CP         COM 054937107      310 11313.00 SH SOLE  9365.00    1948.00
BP Amoco PLC    COM 055622104      256  4308.00 SH SOLE  1452.00    2856.00
Bankamerica Co  COM 066050105      220  4386.00 SH SOLE  2136.00    2250.00
Barr Labs, Inc  COM 068306109     4368 139208.00SH SOLE108821.00   30387.00
Bed, Bath & Bey COM 075896100      602 17325.00 SH SOLE 10850.00    6475.00
Bristol Myer    COM 110122108      603  9400.00 SH SOLE  2200.00    7200.00
CSG Systems IntlCOM 126349109     7625 191235.00SH SOLE151810.00   39425.00
Carey Intl         COM 141750109     3986 163515.00SH SOLE129665.00   33850.00
Celestica       COM 15101Q108     2748 49510.00 SH SOLE 32710.00   16800.00
Century Tel     COM 156686107     1150 24270.00 SH SOLE 16920.00    7350.00
Chase Manhatta  COM 16161a108      649  8350.00 SH SOLE  3250.00    5100.00
Ciena Corp.     COM 171779101     1061 18450.00 SH SOLE 12300.00    6150.00
Cisco System    COM 17275r102      632  5900.00 SH SOLE  1400.00    4500.00
Compaq Computer COM 204493100      441 16283.00 SH SOLE  5283.00   11000.00
Comverse Tech   COM 205862402     1210  8360.00 SH SOLE  5560.00    2800.00
Cooper Cameron  COM 132632100     1370 27985.00 SH SOLE 18910.00    9075.00
Corning, Inc    COM 219350105     1183  9175.00 SH SOLE  3675.00    5500.00
Datastream      COM 238124101     8256 336104.00SH SOLE248075.00   88029.00
Dover Corp      COM 260003108      263  5800.00 SH SOLE              5800.00
Du Pont         COM 263534109      231  3500.00 SH SOLE  1300.00    2200.00
Emulex          COM 292475209    14642 130150.00SH SOLE104260.00   25890.00
Enron Corp      COM 293561106      374  8420.00 SH SOLE  3436.00    4984.00
Exxon Mobil     COM 30231g102      817 10138.00 SH SOLE  5218.00    4920.00
Family Dollar   COM 307000109      796 48815.00 SH SOLE 34165.00   14650.00
Federal Natl    COM 313586109      312  5000.00 SH SOLE  1800.00    3200.00
Flextronics     COM y2573f102    16976 369044.00SH SOLE289290.00   79754.00
Gemstar Intl    COM g3788v106    16293 228670.00SH SOLE184390.00   44280.00
General Electri COM 369604103     2818 18211.00 SH SOLE  6575.00   11636.00
Gillette CompanyCOM 375766102      297  7200.00 SH SOLE  2400.00    4800.00
Harmonic Inc.   COM 413160102      961 10125.00 SH SOLE  6925.00    3200.00
Home Depot, Inc COM 437076102     1150 16725.00 SH SOLE  8175.00    8550.00
IBM Corporation COM 459200101      906  8400.00 SH SOLE  1600.00    6800.00
Intel Corpor    COM 458140100      547  6650.00 SH SOLE  2450.00    4200.00
Inter Tel       COM 458372109     6603 264124.00SH SOLE210849.00   53275.00
Investment Tech COM 46145F105     4048 140817.00SH SOLE110888.00   29929.00
J.D. Edwards    COM 281667105     1170 39150.00 SH SOLE 26625.00   12525.00
Johnson & Johns COM 478160104      233  2500.00 SH SOLE   900.00    1600.00
Jones Pharma    COM 480236108     7687 176973.00SH SOLE142680.00   34293.00
Knight/Trimark  COM 499067106    10147 220585.00SH SOLE173885.00   46700.00
Legato System   COM 524651106     1513 21985.00 SH SOLE 15025.00    6960.00
MCI Worldcom    COM 98155K102      442  8322.00 SH SOLE  2999.00    5323.00
Mail Well       COM 560321200     6250 462979.00SH SOLE360300.00  102679.00
Marsh & McLennanCOM 571748102      517  5400.00 SH SOLE              400.00
Maverick Tube   COM 577914104     2229 90300.00 SH SOLE 72250.00   18050.00
Medimmune, Inc. COM 584699102     1564  9430.00 SH SOLE  7980.00    1450.00
Merck & Co., IncCOM 589331107      692 10299.00 SH SOLE  3799.00    6500.00
Meta Group Inc  COM 591002100     3349 176275.00SH SOLE149450.00   26825.00
Microsoft       COM 594918104      845  7236.00 SH SOLE  2850.00    4386.00
Minnesota Min   COM 604059105      308  3150.00 SH SOLE  1175.00    1975.00
NVIDIA          COM 67066G104     6915 147325.00SH SOLE121575.00   25750.00
Nabors Ind      COM 629568106     2763 89303.00 SH SOLE 66069.00   23234.00
Newport         COM 651824104     3717 81242.00 SH SOLE 63967.00   17275.00
Oceaneering     COM 675232102     4909 328632.00SH SOLE262877.00   65755.00
Ondisplay Inc   COM 68232L100      273  3000.00 SH SOLE  3000.00

Pacific Sun     COM 694873100     6192 194247.00SH SOLE153716.00   40531.00
Paradyne Net    COM 69911G107     3356 123150.00SH SOLE 99150.00   24000.00
Patterson EnergyCOM 703414102     2970 228450.00SH SOLE185675.00   42775.00
Pharmaceutical  COM 717124101     1887 158925.00SH SOLE138735.00   20190.00
Polycom, Inc.   COM 73172K104     8143 127851.00SH SOLE103501.00   24350.00
Precision Drill COM 74022D100     4932 192000.00SH SOLE155100.00   36900.00
Pride Intl      COM 741932107     5015 342912.00SH SOLE284337.00   58575.00
Priority Health COM 74264t102     6918 239083.00SH SOLE198467.00   40616.00
Province Health COM 743977100     3771 198480.00SH SOLE161715.00   36765.00
RSA Security    COM 814208104     7217 93125.00 SH SOLE 75075.00   18050.00
Razorfish, Inc. COM 755236106     5831 61296.00 SH SOLE 49817.00   11479.00
Remedy Corp.    COM 759548100     5445 114929.00SH SOLE 87379.00   27550.00
Renal Care      COM 759930100     4044 172995.00SH SOLE139245.00   33750.00
SBS Tech        COM 78387P103     2582 70741.00 SH SOLE 60436.00   10305.00
SDL, Inc        COM 784076101    19591 89865.00 SH SOLE 73177.00   16688.00
Safeguard Scie  COM 786449108     1056  6480.00 SH SOLE  4255.00    2225.00
Sandisk Corp    COM 80004c101     3596 37360.00 SH SOLE 29660.00    7700.00
Schering-Plou   COM 806605101      305  7200.00 SH SOLE             7200.00
Semtech Corp    COM 816850101    12536 240496.00SH SOLE193891.00   46605.00
Sinclair Broad  COM 829226109      354 29025.00 SH SOLE 19725.00    9300.00
Skywest, Inc.   COM 830879102     5777 206306.00SH SOLE166519.00   39787.00
Smartforce      COM 124853300     6437 192159.00SH SOLE156709.00   35450.00
Southwest Sec   COM 845224104     2961 109165.00SH SOLE 92248.00   16917.00
Starbucks Co    COM 855244109      759 31301.00 SH SOLE 20601.00   10700.00
State Street Co COM 857477103      365  5000.00 SH SOLE             5000.00
Suiza Foods     COM 865077101     5845 147520.00SH SOLE114245.00   33275.00
Suntrust Banks, COM 867914103      219  3184.00 SH SOLE  3184.00
Symantec        COM 871503108      787 13425.00 SH SOLE  9125.00    4300.00
TSI Intl        COM 872879101    11207 197910.00SH SOLE160635.00   37275.00
Tiffany & Co.   COM 886547108     1411 15810.00 SH SOLE 10510.00    5300.00
Titan Corp      COM 888266103    12991 274575.00SH SOLE221575.00   53000.00
Triquint Semi   COM 89674K103     6867 61726.00 SH SOLE 49526.00   12200.00
Valuevision     COM 92047K107     8938 155954.00SH SOLE125879.00   30075.00
Wal-Mart        COM 931142103      401  5800.00 SH SOLE  2900.00    2900.00
Westwood One,   COM 961815107     4019 52887.00 SH SOLE 44250.00    8637.00
Whittman Hart,  COM 966834103     7929 147854.00SH SOLE119279.00   28575.00